Derivatives and Hedging Activities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Derivative [Line Items]
Asset derivatives, fair value	$ 20,895	$ 11,879
Liability derivatives, fair value	55,554	27,400
Interest rate swap agreements
Derivative [Line Items]
Customer derivatives program	840,935	439,416
Notional amount	700,000	400,000
Interest rate contract | Other assets
Derivative [Line Items]
Asset derivatives, fair value	20,895	11,879
Interest rate contract | Other liabilities
Derivative [Line Items]
Liability derivatives, fair value	20,895	11,879
Commercial loan hedge
Derivative [Line Items]
Notional amount	54,155	54,815
Commercial loan hedge | Other assets
Derivative [Line Items]
Asset derivatives, fair value	0	0
Commercial loan hedge | Other liabilities
Derivative [Line Items]
Liability derivatives, fair value	3,312	966
Long term borrowing hedge | Other assets
Derivative [Line Items]
Asset derivatives, fair value	0	0
Long term borrowing hedge | Other liabilities
Derivative [Line Items]
Liability derivatives, fair value	31,347	$ 14,555
Related Party Loan | Interest rate swap agreements
Derivative [Line Items]
Customer derivatives program	$ 34,432